Investments in Joint Ventures and Associates - Summary Of Fair Value of Identifiable Assets Acquired (Detail) - Jun. 30, 2022 $ in Thousands, $ in Thousands	MXN ($)	USD ($)
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents	$ 1,597,759	$ 78,310
Inventories	6,918,473	339,091
Other current assets	131,661	6,453
Total current assets	8,647,893	423,854
Property, Plant and Equipment	29,669,961	1,454,196
Net assets value	$ 38,317,854	$ 1,878,050